1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

STEPHEN T. COHEN

stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

August 31, 2012

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	UBS RMA Money Fund Inc. (the “Registrant”)
File Nos. 2-78309 and 811-3503
Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (the
“Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the form of Prospectus of UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (the “Funds”), each a series of the Registrant, that would have been filed by the Registrant pursuant to Rule 497(c) under the Act does not differ from the form of Prospectus of the Funds dated August 29, 2012 included in the Amendment, as filed electronically via EDGAR with the Commission on August 29, 2012.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

Enclosures

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